Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Consolidated statement of comprehensive income
Net income	€ 215,510	€ 6,278	[1]	€ 37,312	[1]
Accumulated other comprehensive income
Remeasurement of defined benefit obligation	664	(580)		(1,047)
Taxes	7	149		(525)
Foreign currency translation	26,091	(17,655)		9,075
Revaluation and disposal of investments	(1,878)	126		135
Other comprehensive income	24,884	(17,960)		7,638
Total comprehensive income	240,394	(11,682)		44,950
Shareholders of Evotec SE	€ 240,394	€ (11,682)		45,794
Non-controlling interest				€ (844)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”